Note 10 - Fair value measurement (Detail) - Asset and liabilities measured at fair value on a recurring basis are summarized below: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total assets and liabilities, fair value, measured on a recurring basis	$ 131,483,175	$ 103,614,713
Bank Overdrafts [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value, measured on a recurring basis	480,916	1,876,430
Bank Overdrafts [Member]
Liabilities, fair value, measured on a recurring basis	480,916	1,876,430
Revolving term loans [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value, measured on a recurring basis	4,580,403	2,389,790
Revolving term loans [Member]
Liabilities, fair value, measured on a recurring basis	4,580,403	2,389,790
Short-Term Debt - Term Loan Facility [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value, measured on a recurring basis	543,105	514,961
Short-Term Debt - Term Loan Facility [Member]
Liabilities, fair value, measured on a recurring basis	543,105	514,961
Loan From Related Party [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, fair value, measured on a recurring basis	518,500
Loan From Related Party [Member]
Liabilities, fair value, measured on a recurring basis	518,500
Short-Term Investments - Time Deposits [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value, measured on a recurring basis	21,738,225	18,150,007
Short-Term Investments - Time Deposits [Member]
Assets, fair value, measured on a recurring basis	21,738,225	18,150,007
Available-for-sale investments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value, measured on a recurring basis		38,434,951
Available-for-sale investments [Member]
Assets, fair value, measured on a recurring basis		38,434,951
Held For Trading Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, fair value, measured on a recurring basis	68,580,354
Held For Trading Investments [Member]
Assets, fair value, measured on a recurring basis	68,580,354
Leasehold property held for sale [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, fair value, measured on a recurring basis		814,878
Leasehold property held for sale [Member]
Assets, fair value, measured on a recurring basis		814,878
Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Assets, fair value, measured on a recurring basis	19,074,190	24,775,703
Fair Value, Inputs, Level 1 [Member] | Cash Equivalents - Time Deposits [Member]
Assets, fair value, measured on a recurring basis	15,967,482	16,144,685
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets, fair value, measured on a recurring basis		1,430
Fair Value, Inputs, Level 1 [Member]
Total assets and liabilities, fair value, measured on a recurring basis	103,622,026	79,356,769
Fair Value, Inputs, Level 2 [Member] | Long-Term Loan - Term Loan Facility [Member]
Liabilities, fair value, measured on a recurring basis		511,878
Fair Value, Inputs, Level 2 [Member]
Total assets and liabilities, fair value, measured on a recurring basis	27,861,149	24,257,944
Long-Term Loan - Term Loan Facility [Member]
Liabilities, fair value, measured on a recurring basis		511,878
Cash [Member]
Assets, fair value, measured on a recurring basis	19,074,190	24,775,703
Cash Equivalents - Time Deposits [Member]
Assets, fair value, measured on a recurring basis	15,967,482	16,144,685
Money Market Funds [Member]
Assets, fair value, measured on a recurring basis		$ 1,430